INCOME TAXES (Schedule Of Taxes On Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INCOME TAXES [Abstract]
Domestic	$ 1,385	$ (6,338)	$ 6,782
Foreign	1,886	2,084	780
Current taxes	3,271	(4,254)	7,562
Domestic	96	(140)	(207)
Foreign	(1,072)	(3,246)	(11,857)
Deferred taxes	(976)	(3,386)	(12,064)
Taxes on income (tax benefit)	$ 2,295	$ (7,640)	$ (4,502)